Expense Example, No Redemption - R2 R3 R4 R5 R6 Shares - JPMorgan US Small Company Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	151	468	808	1,768	123	384	665	1,466	100	312	542	1,201	83	259	450	1,002	74	230	401	894